BUSINESS COMBINATION AND ASSET ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2021
Summary of pro forma adjustments

	For the year ended December 31,
	2020	2021
	(Unaudited)	(Unaudited)
	US$	US$

Pro forma total revenues	1,301,890	2,607,685
Pro forma net loss	(39,561)	(87,431)
Pro forma net loss attributable to BIT Mining Limited	(46,089)	(74,912)

Schedule of estimated fair value of the assets acquired and liabilities

	Amount	Amortization Years
	US$
Non-current assets	29,277
Acquired intangible asset	18,199	5.0
Total identifiable assets acquired	47,476
Current liabilities	1,217
Non-current liabilities	4,259
Total liabilities	5,476
Net identifiable assets acquired	42,000
Non-controlling interest	(18,900)
Total purchase consideration	23,100

Loto Interactive
Summary of the fair values of the assets acquired and liabilities assumed at the acquisition date

	Amount	Amount
	HKD	US$
Current assets	232,103	29,854
Property and equipment, net	201,713	25,946
Other non-current assets	71,728	9,226
Total identifiable assets acquired	505,544	65,026

Current liabilities	163,161	20,987
Non-current liabilities	2,388	307
Total liabilities assumed	165,549	21,294

Net identifiable assets acquired	339,995	43,732

Summary of calculation of the purchase consideration

	Amount	Amount
	HKD	US$
Re-measurement of the fair value of previously-held equity interest	79,280	10,200
Purchase price at acquisition close on March 31, 2021	105,000	13,503
Fair value of non-controlling shareholders	155,715	20,029
Total allocated purchase price	339,995	43,732

Blockchain Alliance Technologies
Summary of the fair values of the assets acquired and liabilities assumed at the acquisition date

	Amount	Amortization Years
	USD
Current assets	73,389
Acquired intangible assets	58,559	10.0
Other non-current assets	31
Total identifiable assets acquired	131,979

Other current liabilities	73,420
Total liabilities	73,420

Net identifiable assets acquired	58,559
Total consideration	85,128
Goodwill	26,569

Summary of calculation of the purchase consideration

Amount
USD
Fair value of 44,353,435 Class A ordinary shares at acquisition close on April 15, 2021	69,945
Contingent consideration	15,183
Total allocated purchase price	85,128